CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities
Net income/(loss)	$ 6,287,647	$ (277,143)	$ 110,892
Less: Income from discontinued operations		(315,256)	(596,551)
(Loss)/income from continuing operations	6,287,647	(592,399)	(485,659)
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by continuing operating activities:
Stock-based compensation expense	133,917	204,949	266,887
Loss on disposal/write off of property and equipment	27,695	12,828	41,964
Provision for impairment, net		1,102,264	2,068,127
Depreciation	815,532	721,451	556,239
Amortization of intangible assets	2,152,750	1,550,691	65,199
Amortization of other long-term assets			112,092
Provision for doubtful debts	605,977	118,594	697,247
Deferred income tax expense/(benefit)	536,640	(365,966)	564,381
Foreign exchange (gain)/loss	153,454	(706,033)	(222,887)
Dividend income	(314,300)
Realized gain on short-term investments	(4,962,873)
Reversal of contingent consideration payable	(1,618,816)
Changes in assets and liabilities, net of effect of acquisitions:
Decrease/(increase) in accounts receivable	(1,084,576)	2,265,145	1,231,262
(Increase)/decrease in tax refund receivable	1,680,469	(727,482)	(711,191)
(Increase)/decrease in deposits and other assets	161,639	1,598,515	(790,023)
(Increase)/decrease in inventories	411,828	(217,868)
Increase in restricted cash		(573,784)
(Increase)/decrease in other assets	1,354,024	(742,423)
(Decrease)/increase in taxes payable	258,553	481,766	(1,076,765)
Increase/(decrease) in long-term liabilities	(871,910)	735,718
Decrease in accounts payable, accrued liabilities and other payables and due to related parties	(2,581,377)	(3,628,404)	(1,770,189)
Net cash provided by operating activities of continuing operations	3,146,273	1,237,562	546,684
Net cash provided by operating activities of discontinued operations			4,395,367
Net cash provided by operating activities	3,146,273	1,237,562	4,942,051
Cash flow from investing activities:
Proceeds from sale of short-term investments	28,389,570	7,584,758
Proceeds from disposal of property and equipment	73,101	1,997,317	5,990
Loans repayment from related party		10,087,400
Settlement of loans receivable			395,257
Purchase of property and equipment	(417,909)	(1,013,333)	(102,920)
Loan repayment to related parties		(9,214,669)
Cash paid for short-term investments	(43,714,750)	(20,118,750)	(4,877,594)
Cash paid for business acquisitions, net of cash acquired (Note 6)	(6,738,127)	(13,759,012)
Dividend income received	314,300
Net cash used in investing activities	(22,093,815)	(25,686,289)	(6,480,967)
Cash flow from financing activities:
Share repurchase	(1,425,204)
Cash received from bank borrowings	2,381,454	3,188,283
Repayment of bank loan	(1,128,444)
Proceeds from the exercise of stock options	30,033	38	11,840
Cash paid for cost incurred in connection with issuance of new shares			(450,000)
Net cash (used in)/provided by financing activities	(142,161)	3,188,321	(438,160)
Effect of exchange rate change on cash and cash equivalents	1,136,122	658,652	(139,594)
Net decrease in cash and cash equivalents	(17,953,581)	(20,601,754)	(2,116,670)
Cash and cash equivalents, beginning of year	58,875,399	79,477,153	81,593,823
Cash and cash equivalents, end of year	40,921,818	58,875,399	79,477,153
Supplemental disclosures of cash flow information
Business and other taxes on revenues	(1,956,302)	(3,717,443)	(5,648,133)
Value-added tax refund	2,974,741	1,642,170	2,326,649
Income tax paid	(926,811)	(426,256)	(993,747)
Interest paid	(237,629)	(41,365)
Supplemental disclosures of non-cash activities
Conversion of MCB to the interests in PT Linktone (Note 6 (c))		13,168,568
Business acquisitions included in the other payables (Note 6)		8,123,835
Associates
Cash flow from investing activities:
Loans advanced		(1,250,000)
Related parties
Cash flow from investing activities:
Loans advanced			$ (1,901,700)